SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) Segment	Sep. 30, 2023 USD ($)
Accounting Policies [Abstract]
Number of operating segment | Segment			1		1
Deferred offering costs			$ 161,806		$ 139,017	$ 0
Impairment charge	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0